PENSIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Employee	Dec. 31, 2013 Employee	Dec. 31, 2011	Dec. 31, 2012
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 900,000	$ 500,000	$ 800,000
Number of Norwegian employees	19	10
Pensions
Defined benefit schemes:
Number of defined benefit schemes	2
Accumulated other comprehensive income, net actuarial loss	15,251,000	12,731,000
Other comprehensive income, tax on actuarial loss	$ 200,000	$ 100,000		$ 300,000